Investment Securities - Summary of Amortized Cost and Fair Value of Securities Available for Sale and Held to Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Available for sale, Amortized Cost	$ 84,325	$ 65,587	$ 39,730
Available for sale, Gross Unrealized Gains	145	178	59
Available for sale, Gross Unrealized Losses	(1,622)	(808)	(512)
Available for sale, Fair Value	82,848	64,957	39,277
Held to maturity, Amortized Cost	9,998	10,009	6,214
Held to maturity, Gross Unrealized Gains	169	260	339
Held to maturity, Gross Unrealized Losses	(147)	(19)
Securities held to maturity, fair value	10,020	10,250	6,553
Municipal Taxable Securities
Schedule Of Available For Sale Securities [Line Items]
Held to maturity, Amortized Cost	4,294	4,295	5,301
Held to maturity, Gross Unrealized Gains	165	228	328
Securities held to maturity, fair value	4,459	4,523	5,629
Municipal Securities
Schedule Of Available For Sale Securities [Line Items]
Held to maturity, Amortized Cost	5,704	5,714	913
Held to maturity, Gross Unrealized Gains	4	32	11
Held to maturity, Gross Unrealized Losses	(147)	(19)
Securities held to maturity, fair value	5,561	5,727	924
Government Agency Securities
Schedule Of Available For Sale Securities [Line Items]
Available for sale, Amortized Cost	7,746	7,968	5,453
Available for sale, Gross Unrealized Losses	(264)	(152)	(136)
Available for sale, Fair Value	7,482	7,816	5,317
Government Sponsored Agencies
Schedule Of Available For Sale Securities [Line Items]
Available for sale, Amortized Cost	38,843	39,806	23,913
Available for sale, Gross Unrealized Gains		17	38
Available for sale, Gross Unrealized Losses	(1,171)	(608)	(311)
Available for sale, Fair Value	37,672	39,215	23,640
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Available for sale, Amortized Cost	37,736	17,813	10,364
Available for sale, Gross Unrealized Gains	145	161	21
Available for sale, Gross Unrealized Losses	(187)	(48)	(65)
Available for sale, Fair Value	$ 37,694	$ 17,926	$ 10,320